UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

File No. 814-00832

New Mountain Finance Corporation
__________________________________________
(Exact name of registrant as specified in its charter)

787 7th Avenue, 48th Floor, New York, NY 10019

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.

(1)	Title of the class of securities of New Mountain Finance Corporation (the “Company”) to be redeemed:

5.313% Senior Notes due May 15, 2021 (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be prepaid on February 16, 2021.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be prepaid pursuant to Section 8.2 of the Company’s Amended and Restated Note Purchase Agreement, dated as of September 30, 2016 (the “NPA”), by and among the Company and the purchasers signatory thereto.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will prepay $90,000,000 in aggregate principal amount of issued and outstanding Notes, which represents the entire amount of Notes outstanding, pursuant to the terms of the NPA.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of February, 2021.

New Mountain Finance Corporation

By:	/s/ Karrie J. Jerry
	Name:	Karrie J. Jerry
	Title:	Corporate Secretary